SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Jan. 01, 2023 USD ($) shares	Jan. 02, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses	$ 27,118,000	$ 32,401,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement	50.00%
Number of other equity instruments outstanding (in shares) | shares	410,646	385,403	313,000
Other equity instruments outstanding amount	$ 13,600,000	$ 10,600,000
Fair value per unit outstanding (in dollars per share)	33.06	27.40
Compensation expense included in selling, general and administrative expenses	$ 2,000,000.0	$ 2,500,000